Jul. 29, 2016

Ivy Funds

Supplement dated September 30, 2016 to the

Ivy Funds Prospectus

dated July 29, 2016

Effective October 1, 2016, the following table and related footnotes replace the “Annual Fund Operating Expenses” Table (and existing footnotes corresponding to that Table) in the “Fees and Expenses” section for Ivy Municipal High Income Fund on page 81:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.13%	0.14%	0.10%	0.19%	0.20%
Total Annual Fund Operating Expenses	0.88%	1.64%	1.60%	0.69%	0.95%
Fee Waiver and/or Expense Reimbursement[3,4]	0.00%	0.02%	0.02%	0.01%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[5]	0.88%	1.62%	1.58%	0.68%	0.88%

[3]	Through July 31, 2018, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses as follows: Class B shares at 1.62%, Class C shares at 1.58%, Class I shares at 0.68% and Class Y shares at 0.94%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[4]	Through July 31, 2017, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board of Trustees.

[5]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because the Fund had a voluntary waiver that was not reflected above.

Effective October 1, 2016, the following replaces the “Example” section for Ivy Municipal High Income Fund on page 81:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$511	$694	$892	$1,463
Class B Shares	565	815	990	1,739
Class C Shares	161	503	869	1,898
Class I Shares	69	220	383	858
Class Y Shares	90	296	519	1,160

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$511	$694	$892	$1,463
Class B Shares	165	515	890	1,739
Class C Shares	161	503	869	1,898
Class I Shares	69	220	383	858
Class Y Shares	90	296	519	1,160